CONSOLIDATED STATEMENT OF INCOME - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Natural Gas Pipelines	CAD 5,383	CAD 4,913	CAD 4,497
Liquids Pipelines	1,879	1,547	1,124
Energy	4,038	3,725	3,176
Total Revenues	11,300	10,185	8,797
Income from Equity Investments (Note 8)	440	522	597
Operating and Other Expenses
Plant operating costs and other	3,250	2,973	2,674
Commodity purchases resold	2,237	1,836	1,317
Property taxes	517	473	445
Depreciation and amortization	1,765	1,611	1,485
Asset impairment charges (Note 7)	3,745
Total Operating and Other Expenses	11,514	6,893	5,921
(Loss)/Gain on Assets Held for Sale/Sold (Notes 6 and 25)	(125)	117
Financial Charges
Interest expense (Note 16)	1,398	1,235	1,046
Interest income and other	(192)	(128)	(72)
Total Financial Charges/(Income)	1,206	1,107	974
(Loss)/Income before Income Taxes	(1,105)	2,824	2,499
Income Tax Expense/(Recovery) (Note 15)
Current	137	146	43
Deferred	(102)	684	562
Total Income Tax Expense/(Recovery)	35	830	605
Net (Loss)/Income	(1,140)	1,994	1,894
Net Income attributable to non-controlling interests (Note 18)	6	151	105
Net (Loss)/Income Attributable to Controlling Interests	(1,146)	1,843	1,789
Preferred share dividends		2	20
Net (Loss)/Income Attributable to Common Shares	CAD (1,146)	CAD 1,841	CAD 1,769